Financial instruments by category (Schedule of Total Financial Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Transfers of fair values between level 2 or level 3 during the period for assets or liabilities	$ 0
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	1,836,000	$ 50,309,000
Other financial assets at amortized cost
Financial assets at amortised cost	263,630,000	125,180,000
Financial assets	265,466,000	175,489,000
Derivative Financial Instrument Assets [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	1,013,000	8,097,000
Cash and cash equivalents [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	823,000	42,212,000
Other financial assets at amortized cost
Financial assets at amortised cost	201,084,000	68,968,000
Trade receivables [member]
Other financial assets at amortized cost
Financial assets at amortised cost	46,918,000	44,178,000
Financial assets	46,918,000	44,178,000
To be recovered from co-venturers [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	2,236,000	1,035,000
Other financial assets [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	$ 13,392,000	$ 10,999,000